Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
	May 03, 2017	Jan. 31, 2017	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Related Party Transaction [Line Items]
Donation of common stock to the Cloudera Foundation					$ 21,574
Affiliated Entity | Intel Corporation
Related Party Transaction [Line Items]
Ownership interest (as a percent)		22.00%	20.00%		22.00%
Affiliated Entity | Intel Corporation | Revenue from Affiliated Companies
Related Party Transaction [Line Items]
Revenue from related party			$ 5,300	$ 3,900	$ 8,300	$ 5,400
Affiliated Entity | Intel Corporation | Accounts Receivable from Affiliated Companies
Related Party Transaction [Line Items]
Accounts receivable related party		$ 2,300	3,000		2,300	1,500
Affiliated Entity | Intel Corporation | Deferred Revenue from Affiliated Companies
Related Party Transaction [Line Items]
Deferred revenue		$ 2,100	2,800		2,100	1,500
Affiliated Entity | Cloudera Foundation | Donation to Non-Profit Affiliate
Related Party Transaction [Line Items]
Donated common shares (in shares)		1,175,063
Cash donation	$ 2,400
IPO proceeds donated (as a percent)	1.00%
Affiliated Entity | Other Related Parties | Revenue from Affiliated Companies
Related Party Transaction [Line Items]
Revenue from related party			3,400	$ 2,100	5,500	2,400
Affiliated Entity | Other Related Parties | Accounts Receivable from Affiliated Companies
Related Party Transaction [Line Items]
Accounts receivable related party		$ 4,500	600		4,500	1,000
Affiliated Entity | Other Related Parties | Deferred Revenue from Affiliated Companies
Related Party Transaction [Line Items]
Deferred revenue		$ 5,500	$ 5,700		5,500	$ 3,000
Additional Paid-In Capital
Related Party Transaction [Line Items]
Donation of common stock to the Cloudera Foundation					$ 21,574